DESCRIPTION OF THE PLAN - General (Details) - Pioneer Bank, National Association 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 age
DESCRIPTION OF THE PLAN
Minimum age for Plan eligibility	21
Minimum service period for Plan eligibility	60 days
Minimum service period for receiving employer contribution	1 year